Fixed Assets and Assets Held for Sale - Advances for vessels under construction - related party (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Advances for vessels under construction	$ 174,400	$ 24,000
Related Party [Member]
Balance as at beginning of period	24,000	0
Advances for vessels under construction	174,400	30,000
Transfer to vessels, net	(24,000)	(6,000)
Balance as at end of period	$ 174,400	$ 24,000